Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000007084
Account Value [Line Items]
Account Value	$ 136,737	$ 126,201	$ 127,071	$ 117,864	$ 108,142	$ 110,350	$ 107,071	$ 109,372	$ 96,006	$ 101,374	$ 110,610	$ 109,371	$ 100,615	$ 100,863	$ 95,817	$ 87,055	$ 76,940	$ 73,173	$ 64,946	$ 84,412	$ 79,135	$ 77,389	$ 74,821	$ 67,343	$ 74,296	$ 70,527	$ 69,552	$ 71,372	$ 67,113	$ 64,231	$ 62,982	$ 60,234	$ 57,483	$ 56,506	$ 54,321	$ 52,460	$ 48,985	$ 51,815	$ 51,992	$ 52,013	$ 50,000
C000007083
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 27,101	25,021	25,195	23,378	21,451	21,897	21,249	21,713	19,060	20,133	21,973	21,732	19,994	20,050	19,049	17,309	15,303	14,558	12,925	16,801	15,755	15,409	14,901	13,418	14,803	14,055	13,867	14,231	13,387	12,816	12,565	12,021	11,473	11,285	10,850	10,480	9,789	10,354	10,393	10,400	10,000
C000007086
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 31,976	31,494	30,548	27,822	25,227	25,442	23,586	22,525	20,247	21,516	24,649	25,704	24,082	24,673	23,212	20,660	17,877	16,563	14,180	18,431	16,704	16,463	16,000	14,434	16,882	15,387	15,150	15,178	14,274	13,597	12,919	12,025	11,593	10,672	10,657	10,703	9,927	10,564	10,799	10,603	10,000
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Account Value	$ 132,961	122,197	123,642	113,325	103,845	105,868	104,402	106,321	92,322	98,181	107,446	106,665	97,491	98,113	93,850	84,528	74,093	71,526	63,558	83,562	78,423	76,533	74,480	67,260	74,426	70,387	69,432	71,441	67,202	64,280	63,376	61,316	57,940	56,987	54,593	52,424	48,734	51,928	52,082	52,220	50,000
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Account Value	$ 26,592	24,439	24,728	22,665	20,769	21,174	20,881	21,264	18,464	19,636	21,489	21,333	19,498	19,623	18,770	16,906	14,819	14,305	12,712	16,712	15,685	15,307	14,896	13,452	14,885	14,077	13,886	14,288	13,440	12,856	12,675	12,263	11,588	11,397	10,919	10,485	9,747	10,386	10,416	10,444	10,000
NACC2 Index: MSCI US Prime Market 750 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Prime Market 750 Index
Account Value	$ 34,728	32,766	31,555	28,592	25,540	26,377	24,265	22,525	21,022	22,036	26,479	27,937	25,425	25,348	23,309	22,062	19,447	17,743	14,553	18,194	16,679	16,428	15,757	13,820	16,023	14,908	14,400	14,488	13,586	13,012	12,614	11,879	11,459	11,008	10,736	10,633	9,964	10,684	10,662	10,505	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 166,000	156,368	151,462	137,635	122,744	126,920	117,093	109,183	101,873	106,744	128,354	135,680	124,318	124,465	114,939	107,976	94,089	86,261	70,654	89,391	81,983	81,062	77,878	68,290	79,740	74,449	71,673	72,109	67,818	64,856	62,962	59,514	57,150	54,723	53,329	52,846	49,727	53,625	53,561	52,614	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	31,274	30,292	27,527	24,549	25,384	23,419	21,837	20,375	21,349	25,671	27,136	24,864	24,893	22,988	21,595	18,818	17,252	14,131	17,878	16,397	16,212	15,576	13,658	15,948	14,890	14,335	14,422	13,564	12,971	12,592	11,903	11,430	10,945	10,666	10,569	9,945	10,725	10,712	10,523	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 33,200	$ 31,274	$ 30,292	$ 27,527	$ 24,549	$ 25,384	$ 23,419	$ 21,837	$ 20,375	$ 21,349	$ 25,671	$ 27,136	$ 24,864	$ 24,893	$ 22,988	$ 21,595	$ 18,818	$ 17,252	$ 14,131	$ 17,878	$ 16,397	$ 16,212	$ 15,576	$ 13,658	$ 15,948	$ 14,890	$ 14,335	$ 14,422	$ 13,564	$ 12,971	$ 12,592	$ 11,903	$ 11,430	$ 10,945	$ 10,666	$ 10,569	$ 9,945	$ 10,725	$ 10,712	$ 10,523	$ 10,000